Troubled Debt Restructures - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
TDR's which was default payment	$ 0	$ 0	$ 0
TDR is defined as being past due	90 days
Allowance for loan loss on TDR	$ 177,000	$ 373,000	$ 420,000